UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.): [   ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MFP Investors LLC
Address:          51 JFK Parkway
                  2nd Floor
                  Short Hills, NJ 07078

13F File Number:  28-05359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Annette Emanuel
Title:  Chief Financial Officer
Phone:  (973) 921-2210

Signature, Place, and Date of Signing:

    /s/ Annette Emanuel                   Short Hills, NJ           8/14/01
   -------------------------             ---------------         ------------
          [Signature]                     [City, State]              Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                                     ---

Form 13F Information Table Entry Total:              63
                                                     ---

Form 13F Information Table Value Total:              $ 290,394
                                                     ----------
                                                     (thousands)

List of Other Included Managers  NONE




        COLUMN 1             COLUMN 2         COLUMN 3     COLUMN 4     COLUMN 5          COLUMN 6    COLUMN 7      COLUMN 8
        --------             --------         --------     --------     --------          --------    --------      --------
                                                                                                                     VOTING
                            TITLE OF                        VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER       AUTHORITY
     NAME OF ISSUER          CLASS              CUSIP      (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS SOLE  SHARED NONE
     --------------         --------            -----      --------   -------   ---  ----  ----------  -------- ----  ------ ----

PartnerRe Ltd.                 COM             G6852T105       12,188    220,000  SH         SOLE               220,000
White Mountains Insurance
  Group Ltd.                   COM             G9618E107        3,462      9,200  SH         SOLE                 9,200
AT&T Corp.                     COM LIB
                                GRP A          001957208       18,802  1,075,000  SH         SOLE             1,075,000
AT&T Corp.                     COM WIRLES
                                GRP            001957406        5,768    352,800  SH         SOLE               352,800
Alleghany Corp. DEL            COM             017175100        3,086     15,200  SH         SOLE                15,200
Alltrista Corp.                COM             020040101          991     84,000  SH         SOLE                84,000
Autozone Inc.                  COM             053332102        9,098    242,600  SH         SOLE               242,600
Barrett Resources Corp.        COM PAR
                                $0.01          068480201          783     13,271  SH         SOLE                13,271
Bay View Capital
  Corp. DEL                    COM             07262L101          299     40,000  SH         SOLE                40,000
Brascan Corp.                  CL A LTD
                                VT SH          10549P606        6,413    375,000  SH         SOLE               375,000
Burnham Pacific
  Properties, Inc.             COM             12232C108          648    135,000  SH         SOLE               135,000
Canadian Pacific Ltd. New      COM             135923100        3,875    100,000  SH         SOLE               100,000
Chesapeake Energy Corp.        COM             165167107        1,856    273,000  SH         SOLE               273,000
Chubb Corp.                    COM             171232101        7,743    100,000  SH         SOLE               100,000
City Investing Co.             Unit
  Liquidating Trust             Ben Int        177900107          506    337,600  SH         SOLE               337,600
Commonwealth Telephone
  Enterprises, Inc.            COM             203349105        9,084    215,000  SH         SOLE               215,000
Conoco Inc.                    CL B            208251405        3,468    120,000  SH         SOLE               120,000
Crane Company                  COM             224399105        2,678     86,400  SH         SOLE                86,400
Cypress Communications,
  Inc.                         COM             232743104          386  1,285,200  SH         SOLE              1,285,200
Deluxe Corp.                   COM             248019101        1,445     50,000  SH         SOLE                50,000
Devon Energy Corp. New         COM             25179M103        4,757     90,600  SH         SOLE                90,600
Devx Energy, Inc.              COM NEW         25189P203        3,930    600,000  SH         SOLE               600,000
FMC Corp.                      COM NEW         302491303        2,057     30,000  SH         SOLE                30,000
Fab Industries, Inc.           COM             302747100          241     17,000  SH         SOLE                17,000
Finova Fin. Tr.                TOPRS
                                CV 9.16%       31808E207          819     24,100  SH         SOLE                24,100
General Motors Corp.           CL H NEW        370442832        5,484    262,900  SH         SOLE               262,900
Grant Prideco, Inc.            COM             38821G101        3,498    200,000  SH         SOLE               200,000
Harcourt Gen Inc.              COM             41163G101       18,627    320,100  SH         SOLE               320,100
Helmerich & Payne Inc.         COM             423452101       13,869    450,000  SH         SOLE               450,000
Huttig Building Products,
  Inc.                         COM             448451104        1,937    382,000  SH         SOLE               382,000
Key Energy Services Inc.       COM             492914106        7,696    710,000  SH         SOLE               710,000
Koger Equity Inc.              COM             500228101          743     45,000  SH         SOLE                45,000
LTC Properties, Inc.           COM             502175102          147     32,200  SH         SOLE                32,200
LandAmerica Financial
  Group, Inc.                  COM             514936103       12,740    400,000  SH         SOLE               400,000
Liberty Corp. S C              COM             530370105        1,680     42,000  SH         SOLE                42,000
Lincoln National Corp. IND     COM             534187109        7,763    150,000  SH         SOLE               150,000
Mead Corp.                     COM             582834107        7,328    270,000  SH         SOLE               270,000
Medallion Financial Corp.      COM             583928106        2,651    258,600  SH         SOLE               258,600
Meredith Corp.                 COM             589433101        6,267    175,000  SH         SOLE               175,000
The MONY Group Inc.            COM             615337102        5,666    141,200  SH         SOLE               141,200
Nashua Corporation             COM             631226107        1,120    161,200  SH         SOLE               161,200
Newhall Land &                 Depositary
  Farming Co. CAL              Receipts        651426108        4,400    160,000  SH         SOLE               160,000
News Corporation LTD.          SP ADR PFD      652487802        4,050    125,000  SH         SOLE               125,000
Nextel Communications,
  Inc.                         CL A            65332V103        3,500    200,000  SH         SOLE               200,000
On Command Corporation         COM             682160106          414     92,100  SH         SOLE                92,100
Reader's Digest                CL A
  Association, Inc.             NON VTG        755267101        5,750    200,000  SH         SOLE               200,000
Rockwell International
  Corp. New                    COM             773903109          768     50,000  SH         SOLE                50,000
Rockwell Collins, Inc.         COM             774341101        2,351    100,000  SH         SOLE               100,000
Rogers Communications, Inc.    CL B            775109200        7,575    500,000  SH         SOLE               500,000
Southern Union Company New     COM             844030106        3,391    166,215  SH         SOLE               166,215
Southwest Gas Corp.            COM             844895102        2,160     91,200  SH         SOLE                91,200
Spacelabs Medical, Inc.        COM             846247104        2,763    226,500  SH         SOLE               226,500
Staff Leasing, Inc.            COM             852381102        3,975  1,043,200  SH         SOLE              1,043,200
Suburban Lodges of
  America Inc.                 COM             864444104        3,093    401,700  SH         SOLE               401,700
Talarian Corp.                 COM             874090103        1,214    710,000  SH         SOLE               710,000
Telephone & Data
  Systems Inc.                 COM             879433100        7,406     68,100  SH         SOLE                68,100
USX - Marathon Group           COM NEW         902905827        1,476     50,000  SH         SOLE                50,000
United Industrial Corp.        COM             910671106        3,486    208,100  SH         SOLE               208,100
Unitrin, Inc.                  COM             913275103        5,338    139,000  SH         SOLE               139,000
Ventas Inc.                    COM             92276F100        3,011    275,000  SH         SOLE               275,000
Vishay Intertechnology, Inc.   COM             928298108        4,600    200,000  SH         SOLE               200,000
Washington Post Company        CL B            939640108        8,174     14,240  SH         SOLE                14,240
Willamette Industries, Inc.    COM             969133107        9,900    200,000  SH         SOLE               200,000
                                                              290,394